Employees	12 Months Ended
Dec. 31, 2015
Compensation Related Costs [Abstract]
EMPLOYEES

3.	EMPLOYEES
The average number of persons, including Executive Directors, employed by Legacy Willis is as follows:

	Years ended December 31,
	2015	2014	2013
Total average number of employees for the year	19,300	18,200	17,900

Salaries and benefits expense comprises the following:

	Years ended December 31,
	2015	2014	2013
	(millions)
Salaries and other compensation	$2,101	$2,069	$1,953
Share-based compensation	64	52	42
Severance costs	7	8	32
Social security costs	150	147	135
Retirement benefits — defined benefit plan income	(78)	(17)	(4)
Retirement benefits — defined contribution plan expense	62	55	49
Total salaries and benefits expense	$2,306	$2,314	$2,207

Severance Costs
Severance costs that have arisen in the normal course of business amounted to $7 million in the year ended December 31, 2015 (2014: $8 million; 2013: $4 million).
During the year ended December 31, 2013, the Company incurred additional salaries and benefits costs of $29 million of which $28 million related to severance costs, in relation to an Expense Reduction Initiative in the first quarter. These costs related to 207 positions that were eliminated.